Convertible Preferred Stock (Detail) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2014	Dec. 31, 2013	Dec. 31, 2012
Convertible preferred stock:
Subtotal	$ 192,990	$ 103,244	$ 103,023
Preferred stock	177,300	103,244	103,023
Series A Convertible Preferred Stock
Convertible preferred stock:
Preferred stock	17,487	17,402	17,181
Series B Convertible Preferred Stock
Convertible preferred stock:
Preferred stock	12,164	12,164	12,164
Series C Convertible Preferred Stock
Convertible preferred stock:
Preferred stock	24,388	24,388	24,388
Series D Convertible Preferred Stock
Convertible preferred stock:
Preferred stock	31,943	31,943	31,943
Series E Convertible Preferred Stock
Convertible preferred stock:
Preferred stock	17,347	17,347	17,347
Series F Convertible Preferred Stock
Convertible preferred stock:
Unamortized compensation associated with Series F convertible preferred stock	(15,690)
Preferred stock	$ 89,661